Investments	12 Months Ended
Jun. 30, 2025
Investments [Abstract]
Investments
12.	Investments

a)	Changes in investments

	2024	Share of profit of a joint venture	Effect from conversion	2025
Cresca	1,478	(1,424)	25	79
Agrofy	1,256	—	—	1,256
	2,734	(58)	201	1,335

	2023	Share of profit of a joint venture	Effect from conversion	2024
Cresca	1,335	(58)	201	1,478
Agrofy	1,256	—	—	1,256
	2,591	(58)	201	2,734

b)	Interest in Joint Venture

Cresca’s summarized financial information, based on the financial statements prepared in accordance with IFRS Accounting Standards as of and for years ended June 30, 2025 and 2024, and the reconciliation with the book value of the investment in the consolidated financial statements are presented below at the fair value adjustment on the acquisition date:

	2025	2024
Assets	164	3,230
Current	121	3,186
Cash and cash equivalents	121	139
Accounts receivable, inventories and other receivables	—	3,047
Noncurrent	43	44
Other noncurrent	43	44

Liabilities	6	273
Current	6	273
Trade payables, taxes and loans	6	273
Total net assets	158	2,957
Company’s interest – 50%	50%	50%
Company’s interest in net assets at estimated fair value	79	1,478